OPERATING DATA - Schedule of Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Derivative financial instruments (notes 6.1 and 6.3)	$ 163	$ 835
Financial amounts receivable	785	429
Long-term VAT receivables	215	74
Cash guarantees and deposits	178	155
Receivables from public authorities	115	73
Accrued interest	27	24
Receivables from sale of intangible, tangible and financial assets	100	139
Income tax receivable	91	68
Other	185	124
Total	1,859	$ 1,921
Sovereign-fund guaranteed receivables
Disclosure of financial assets [line items]
Financial amounts receivable	$ 342